Segment and corporate information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment and corporate information
Revenue from contracts with customers	€ 17,422,990	€ 17,657,558	€ 18,145,918
Revenue from insurance contracts	2,116,710	1,614,024	1,227,140
Revenue from lease contracts	87,902	64,327	80,559
Revenue	19,627,602	19,335,909	19,453,617
Costs of revenue	(14,598,673)	(14,579,257)	(14,528,612)
Research and development	(157,975)	(183,493)	(231,970)
Operating income (loss)	1,827,036	1,392,395	1,369,438
Interest	(314,798)	(335,469)	(336,423)
Income before income taxes	1,512,238	1,056,926	1,033,015
Depreciation and amortization	(1,463,413)	(1,535,536)	(1,612,737)
Impairment loss	(36,996)	(206,721)	(139,234)
Income (loss) from equity method investees	181,368	134,875	121,785
Total assets	31,002,333	33,566,579	33,929,808
thereof investment in equity method investees	663,652	620,831	642,928
Additions of property, plant and equipment, intangible assets and right-of-use assets	1,478,551	1,374,729	1,316,738
Healthcare services
Segment and corporate information
Revenue from contracts with customers	13,097,267	13,471,363	14,166,796
Revenue	13,097,267	13,471,363	14,166,796
Healthcare products
Segment and corporate information
Revenue from contracts with customers	4,325,723	4,186,195	3,979,122
Revenue from lease contracts	87,902	64,327	80,559
Revenue	4,413,625	4,250,522	4,059,681
Total Segment
Segment and corporate information
Revenue from contracts with customers	17,422,990	17,657,558	18,145,918
Revenue from insurance contracts	2,116,710	1,614,024	1,227,140
Revenue from lease contracts	87,902	64,327	80,559
Revenue	19,627,602	19,335,909	19,453,617
Total Segment | Healthcare services
Segment and corporate information
Revenue from contracts with customers	13,097,267	13,471,363	14,166,796
Total Segment | Healthcare products
Segment and corporate information
Revenue from contracts with customers	4,325,723	4,186,195	3,979,122
Care Delivery
Segment and corporate information
Revenue from contracts with customers	13,238,321	13,522,664	14,300,841
Revenue	13,238,321	13,522,664	14,300,841
Care Delivery | Healthcare services
Segment and corporate information
Revenue from contracts with customers	12,966,604	13,332,931	14,116,820
Care Delivery | Healthcare products
Segment and corporate information
Revenue from contracts with customers	271,717	189,733	184,021
Value-Based Care
Segment and corporate information
Revenue from contracts with customers	130,663	138,432	49,976
Revenue from insurance contracts	2,116,710	1,614,024	1,227,140
Revenue	2,247,373	1,752,456	1,277,116
Value-Based Care | Healthcare services
Segment and corporate information
Revenue from contracts with customers	130,663	138,432	49,976
Care Enablement
Segment and corporate information
Revenue from contracts with customers	4,054,006	3,996,462	3,795,101
Revenue from lease contracts	87,902	64,327	80,559
Revenue	4,141,908	4,060,789	3,875,660
Care Enablement | Healthcare products
Segment and corporate information
Revenue from contracts with customers	4,054,006	3,996,462	3,795,101
Operating Segments | Total Segment
Segment and corporate information
Revenue	21,459,832	21,312,451	21,371,155
Costs of revenue	(16,429,773)	(16,516,335)	(16,433,199)
Research and development	(158,181)	(183,490)	(231,698)
Operating income (loss)	1,941,217	1,456,917	1,449,291
Depreciation and amortization	(1,438,442)	(1,507,687)	(1,583,122)
Impairment loss	(36,989)	(206,711)	(139,117)
Income (loss) from equity method investees	181,368	134,875	121,785
Total assets	53,434,453	58,084,998	55,106,091
thereof investment in equity method investees	663,652	620,831	642,928
Additions of property, plant and equipment, intangible assets and right-of-use assets	1,463,594	1,389,580	1,304,903
Operating Segments | Care Delivery
Segment and corporate information
Revenue	13,736,272	14,003,461	14,748,611
Costs of revenue	(10,517,158)	(10,922,292)	(11,348,785)
Research and development		(41)	(42)
Operating income (loss)	1,614,099	1,217,971	1,611,544
Depreciation and amortization	(976,400)	(1,040,805)	(1,120,107)
Impairment loss	(31,583)	(185,156)	(89,963)
Income (loss) from equity method investees	181,368	134,875	115,354
Total assets	39,239,152	42,719,297	41,058,324
thereof investment in equity method investees	663,652	620,831	642,928
Additions of property, plant and equipment, intangible assets and right-of-use assets	726,505	882,599	775,274
Operating Segments | Value-Based Care
Segment and corporate information
Revenue	2,247,373	1,752,456	1,277,116
Costs of revenue	(2,132,390)	(1,678,638)	(1,250,330)
Operating income (loss)	1,225	(28,152)	(95,732)
Depreciation and amortization	(4,939)	(4,375)	(5,518)
Impairment loss	(2,118)
Total assets	640,213	679,712	655,345
Additions of property, plant and equipment, intangible assets and right-of-use assets	364	480	860
Operating Segments | Care Enablement
Segment and corporate information
Revenue	5,476,187	5,556,534	5,345,428
Costs of revenue	(3,780,225)	(3,915,405)	(3,834,084)
Research and development	(158,181)	(183,449)	(231,656)
Operating income (loss)	325,893	267,098	(66,521)
Depreciation and amortization	(457,103)	(462,507)	(457,497)
Impairment loss	(3,288)	(21,555)	(49,154)
Income (loss) from equity method investees			6,431
Total assets	13,555,088	14,685,989	13,392,422
Additions of property, plant and equipment, intangible assets and right-of-use assets	736,725	506,501	528,769
Operating Segments | Corporate
Segment and corporate information
Costs of revenue	(4,895)	(15,266)	(246)
Research and development	206	(3)	(272)
Operating income (loss)	(119,105)	(47,951)	(67,148)
Depreciation and amortization	(66,962)	(71,922)	(70,694)
Impairment loss	(7)	(10)	(117)
Total assets	10,997,952	10,812,572	9,959,710
Additions of property, plant and equipment, intangible assets and right-of-use assets	44,432	41,450	42,953
Inter-segment
Segment and corporate information
Revenue	(1,832,230)	(1,976,542)	(1,917,538)
Costs of revenue	1,835,995	1,952,344	1,904,833
Operating income (loss)	4,924	(16,571)	(12,705)
Depreciation and amortization	41,991	44,073	41,079
Total assets	(33,430,072)	(35,330,991)	(31,135,993)
Additions of property, plant and equipment, intangible assets and right-of-use assets	(29,475)	(56,301)	(31,118)
Inter-segment | Total Segment
Segment and corporate information
Revenue	(1,832,230)	(1,976,542)	(1,917,538)
Inter-segment | Care Delivery
Segment and corporate information
Revenue	(497,951)	(480,797)	(447,770)
Inter-segment | Care Enablement
Segment and corporate information
Revenue	€ (1,334,279)	€ (1,495,745)	€ (1,469,768)